Quarterly Report
April 30, 2025
MFS®  High Income Fund
MFH-Q1

Portfolio of Investments
4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.0%
Aerospace & Defense – 3.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)	$5,677,000	$5,775,802
Boeing Co., 5.805%, 5/01/2050	6,012,000	5,635,125
Bombardier, Inc., 7.5%, 2/01/2029 (n)	3,306,000	3,405,487
Bombardier, Inc., 8.75%, 11/15/2030 (n)	2,717,000	2,911,295
Bombardier, Inc., 7.25%, 7/01/2031 (n)	3,410,000	3,491,346
Bombardier, Inc., 7%, 6/01/2032 (n)	2,505,000	2,534,386
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	4,985,000	4,973,036
Moog, Inc., 4.25%, 12/15/2027 (n)	5,231,000	5,046,088
TransDigm, Inc., 5.5%, 11/15/2027	4,978,000	4,954,302
TransDigm, Inc., 6.75%, 8/15/2028 (n)	3,860,000	3,937,563
TransDigm, Inc., 4.625%, 1/15/2029	5,570,000	5,357,404
TransDigm, Inc., 6.375%, 3/01/2029 (n)	3,383,000	3,446,303
TransDigm, Inc., 6.875%, 12/15/2030 (n)	9,761,000	10,057,276
		$61,525,413
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.844% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$948,289	$95
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 6.044% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	3,031,347	303
		$398
Automotive – 1.6%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)	$2,824,000	$2,675,961
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	10,272,000	9,228,236
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	4,578,000	4,441,031
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	6,156,000	4,254,273
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,742,000	3,537,596
Wabash National Corp., 4.5%, 10/15/2028 (n)	6,248,000	5,261,673
		$29,398,770
Broadcasting – 1.6%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$6,897,000	$7,068,078
Gray Media, Inc., 10.5%, 7/15/2029 (n)	2,272,000	2,332,167
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	6,219,000	5,868,363
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)	5,067,000	5,015,621
Univision Communications, Inc., 8%, 8/15/2028 (n)	3,409,000	3,311,323
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	6,203,000	5,857,347
		$29,452,899
Brokerage & Asset Managers – 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$7,035,000	$7,246,599
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	5,477,000	5,897,371
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	2,705,000	2,644,705
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	4,188,000	4,004,568
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	2,538,000	2,595,105
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	11,625,000	11,425,976
		$33,814,324
Building – 4.9%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$4,835,000	$4,463,142
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	5,648,000	5,818,214
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	2,240,000	2,173,155
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	4,574,000	3,068,092
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	2,240,000	1,948,833
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	6,874,000	5,794,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	$8,864,000	$8,335,601
Knife River Corp., 7.75%, 5/01/2031 (n)	6,781,000	7,093,041
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	4,159,000	3,644,457
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	1,744,000	1,745,254
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	6,748,000	6,081,100
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	4,172,000	4,049,875
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,167,000	2,167,455
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	8,319,000	8,076,322
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)	5,650,000	5,681,843
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	3,367,000	3,408,932
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	4,073,000	3,986,015
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	5,840,000	5,446,466
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	7,551,000	7,357,314
		$90,339,123
Business Services – 1.6%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$6,214,000	$5,939,660
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	3,661,000	3,609,395
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	4,980,000	4,903,263
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	4,860,000	4,713,337
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	3,969,000	3,961,739
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	5,474,000	5,551,989
		$28,679,383
Cable TV – 5.5%
Cable One, Inc., 4%, 11/15/2030 (n)	$7,484,000	$6,087,406
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	19,427,000	18,339,771
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	12,898,000	11,976,879
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	3,734,000	3,317,579
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	5,074,000	4,274,278
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	7,040,000	6,152,164
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	7,090,000	3,555,915
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,725,000	1,867,629
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	2,409,000	2,298,620
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	1,696,000	1,606,104
DISH DBS Corp., 7.75%, 7/01/2026	3,709,000	3,223,869
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	2,498,194
DISH Network Corp., 11.75%, 11/15/2027 (n)	3,574,000	3,756,091
EchoStar Corp., 10.75%, 11/30/2029	5,644,534	5,969,280
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	6,957,000	6,099,270
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	8,803,000	8,513,814
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	12,805,000	11,351,926
		$100,888,789
Chemicals – 1.9%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$5,831,000	$5,867,444
Chemours Co., 4.625%, 11/15/2029 (n)	8,185,000	6,853,933
Chemours Co., 8%, 1/15/2033 (n)	2,243,000	2,021,210
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	1,100,000	1,060,319
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	6,152,000	4,787,733
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	7,579,000	7,361,320
SNF Group SACA, 3.375%, 3/15/2030 (n)	8,369,000	7,565,835
		$35,517,794
Computer Software – 0.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$5,635,000	$5,732,136
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	6,779,000	7,071,297
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	5,182,000	4,611,980
		$17,415,413

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.3%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$3,416,000	$3,270,820
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		1,906,000	1,815,465
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		9,700,000	9,652,172
Virtusa Corp., 7.125%, 12/15/2028 (n)		3,656,000	3,485,353
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		5,361,000	5,385,935
			$23,609,745
Conglomerates – 2.1%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$4,254,000	$4,273,156
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		2,949,000	2,832,966
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		10,307,000	9,800,007
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		7,840,000	7,950,615
Gates Corp., 6.875%, 7/01/2029 (n)		4,484,000	4,549,596
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		4,449,000	4,516,313
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		5,638,000	5,684,869
			$39,607,522
Construction – 1.1%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$4,461,000	$4,310,118
Empire Communities Corp., 9.75%, 5/01/2029 (n)		6,289,000	6,136,177
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,226,000	2,162,282
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		3,356,000	3,070,050
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,737,000	4,430,506
			$20,109,133
Consumer Products – 3.0%
Acushnet Co., 7.375%, 10/15/2028 (n)		$5,546,000	$5,738,912
Amer Sports Co., 6.75%, 2/16/2031 (n)		6,444,000	6,517,732
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		4,523,000	3,881,537
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		3,952,000	4,163,341
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		1,127,000	829,072
Newell Brands, Inc., 6.375%, 5/15/2030		6,228,000	5,669,312
Newell Brands, Inc., 6.625%, 5/15/2032		3,371,000	3,022,034
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	2,694,000	3,039,111
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$2,928,000	2,928,738
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		7,862,000	7,804,166
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		6,225,000	6,173,193
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		5,549,000	5,009,646
			$54,776,794
Consumer Services – 3.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$4,018,000	$4,032,268
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		3,555,000	3,333,791
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		2,825,000	2,885,344
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		6,552,000	5,858,175
Garda World Security Corp., 8.375%, 11/15/2032 (n)		6,129,000	6,045,792
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		8,159,000	7,600,295
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		5,608,000	5,469,736
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		2,603,000	2,055,596
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		4,534,000	3,330,992
Service Corp. International, 5.75%, 10/15/2032		6,585,000	6,500,974
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		6,182,000	5,638,824
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		1,114,000	1,133,870
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		5,301,000	5,247,749
			$59,133,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 1.6%
Ball Corp., 6%, 6/15/2029	$2,805,000	$2,862,214
Ball Corp., 2.875%, 8/15/2030	9,014,000	7,980,978
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	5,685,000	5,857,386
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032 (n)	1,723,000	1,761,771
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	4,541,000	4,509,426
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	6,185,000	6,113,144
		$29,084,919
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$2,820,000	$2,454,022
Electronics – 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$3,381,000	$3,520,023
Entegris, Inc., 4.375%, 4/15/2028 (n)	3,145,000	3,039,315
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,964,000	1,808,315
Entegris, Inc., 5.95%, 6/15/2030 (n)	1,688,000	1,684,480
		$10,052,133
Energy - Independent – 4.6%
Chord Energy Corp., 6.75%, 3/15/2033 (n)	$3,379,000	$3,289,075
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	4,080,000	4,008,361
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	1,755,000	1,691,465
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	4,084,000	3,881,957
CNX Resources Corp., 7.25%, 3/01/2032 (n)	4,514,000	4,511,454
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	8,855,000	8,440,492
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	6,264,000	6,377,989
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	6,758,000	6,659,931
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	6,202,000	6,004,941
Matador Resources Co., 6.875%, 4/15/2028 (n)	6,316,000	6,280,889
Matador Resources Co., 6.5%, 4/15/2032 (n)	2,573,000	2,478,360
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	5,667,000	5,534,173
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	3,801,000	3,826,429
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	2,501,000	2,445,724
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	6,668,000	6,852,597
Viper Energy, Inc., 7.375%, 11/01/2031 (n)	2,249,000	2,334,757
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	6,412,000	4,981,437
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	5,639,000	5,159,685
		$84,759,716
Entertainment – 3.8%
Carnival Corp., 5.75%, 3/15/2030 (n)	$5,664,000	$5,624,144
Carnival Corp., 6.125%, 2/15/2033 (n)	2,822,000	2,798,138
Life Time, Inc., 6%, 11/15/2031 (n)	6,177,000	6,157,633
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	5,626,000	5,781,908
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	4,532,000	4,285,935
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	523,000	520,332
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	5,650,000	5,511,292
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	3,670,000	3,583,533
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	3,960,000	3,955,378
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	5,102,000	5,096,764
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	2,781,000	2,759,625
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	6,758,000	6,776,604
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	7,843,000	7,913,352
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	2,142,000	2,137,653
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	7,394,000	7,319,846
		$70,222,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 5.1%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$6,915,454	$6,725,279
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	8,446,000	8,380,797
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,721,000	2,875,577
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	4,583,000	4,496,885
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	4,351,000	4,339,363
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	5,155,000	5,251,347
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	6,782,000	6,660,308
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	3,995,000	4,176,577
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	4,337,000	4,280,619
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	2,242,000	2,192,278
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)(w)	4,498,000	4,526,589
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	6,910,000	6,913,027
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	4,506,000	4,579,870
OneMain Finance Corp., 6.625%, 5/15/2029	5,444,000	5,459,869
OneMain Finance Corp., 5.375%, 11/15/2029	3,885,000	3,713,866
OneMain Finance Corp., 7.5%, 5/15/2031	2,160,000	2,190,488
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	8,482,000	8,470,166
Truenoord Ltd., 8.75%, 3/01/2030 (n)	3,398,000	3,470,989
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	4,541,000	4,618,923
		$93,322,817
Food & Beverages – 3.5%
B&G Foods, Inc., 8%, 9/15/2028 (n)	$5,277,000	$5,235,499
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	4,830,000	5,058,923
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	4,331,000	4,536,978
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	3,561,000	3,723,496
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,373,000	7,312,563
Performance Food Group Co., 6.125%, 9/15/2032 (n)	4,352,000	4,353,293
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,921,000	8,408,979
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	2,481,000	2,460,405
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	9,662,000	9,167,443
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	9,405,000	9,134,529
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	1,462,000	1,432,040
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	4,543,000	4,315,375
		$65,139,523
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$8,404,000	$8,445,358
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	5,069,000	5,294,819
		$13,740,177
Gaming & Lodging – 3.4%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$5,873,000	$5,879,854
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	11,671,000	11,414,009
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	11,549,000	11,317,359
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,405,000	5,665,761
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	9,017,000	8,136,713
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	8,897,000	8,545,754
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	4,044,000	3,860,015
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	6,919,000	6,670,851
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	1,693,000	1,746,438
		$63,236,754
Industrial – 0.9%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$4,435,000	$4,476,685
APi Escrow Corp., 4.75%, 10/15/2029 (n)	10,208,000	9,599,419
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	2,256,000	2,201,491
		$16,277,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.5%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$4,522,000	$4,626,802
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	5,048,000	4,782,384
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	4,223,000	4,076,637
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,843,000	4,915,148
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	8,416,000	8,398,745
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	2,802,000	2,835,394
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	3,999,000	3,817,955
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	8,269,000	8,413,650
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,709,000	2,646,359
Hub International Ltd., 7.25%, 6/15/2030 (n)	8,349,000	8,659,942
Hub International Ltd., 7.375%, 1/31/2032 (n)	2,808,000	2,892,919
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	8,655,000	8,867,004
		$64,932,939
Interactive Media Services – 0.2%
Snap, Inc., 6.875%, 3/01/2033 (n)	$3,968,000	$3,962,982
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$3,948,000	$4,002,285
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	11,364,000	11,914,972
		$15,917,257
Medical & Health Technology & Services – 5.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$8,025,000	$7,515,199
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	4,541,000	4,537,051
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	4,656,000	4,836,653
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	5,921,000	5,420,366
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	4,048,000	4,050,012
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,247,000	2,214,114
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	13,154,000	11,222,367
Concentra, Inc., 6.875%, 7/15/2032 (n)	6,095,000	6,240,040
Encompass Health Corp., 5.75%, 9/15/2025	673,000	671,383
Encompass Health Corp., 4.75%, 2/01/2030	6,647,000	6,458,652
Encompass Health Corp., 4.625%, 4/01/2031	2,297,000	2,186,710
IQVIA, Inc., 5%, 5/15/2027 (n)	7,775,000	7,713,006
IQVIA, Inc., 6.5%, 5/15/2030 (n)	4,200,000	4,267,318
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	3,540,000	3,765,579
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	3,548,000	3,883,804
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	2,279,000	2,210,630
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	4,636,000	4,625,479
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,035,000	4,025,350
Tenet Healthcare Corp., 6.125%, 6/15/2030	9,947,000	9,981,108
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	5,530,000	5,613,951
		$101,438,772
Medical Equipment – 1.0%
Insulet Corp., 6.5%, 4/01/2033 (n)	$3,977,000	$4,057,351
Medline Borrower LP, 3.875%, 4/01/2029 (n)	2,747,000	2,562,454
Medline Borrower LP, 5.25%, 10/01/2029 (n)	8,001,000	7,598,051
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	4,359,000	4,392,360
		$18,610,216
Metals & Mining – 2.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$5,859,000	$5,148,342
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	3,965,000	3,725,061
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,160,000	15,530,342
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	2,255,000	2,132,584
Novelis, Inc., 4.75%, 1/30/2030 (n)	6,573,000	6,112,142
Novelis, Inc., 6.875%, 1/30/2030 (n)	3,386,000	3,434,785

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis, Inc., 3.875%, 8/15/2031 (n)		$3,318,000	$2,863,704
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		2,962,036	1,599,818
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		5,586,000	5,640,218
			$46,186,996
Midstream – 6.5%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$3,384,000	$3,443,240
Buckeye Partners LP, 5.85%, 11/15/2043		1,697,000	1,424,834
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		6,972,000	7,157,197
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		6,154,000	5,775,708
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		8,390,000	7,727,511
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		6,194,000	6,295,022
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		5,808,000	5,674,706
NFE Financing LLC, 12%, 11/15/2029 (n)		3,951,174	2,719,716
NuStar Logistics LP, 6.375%, 10/01/2030		6,665,000	6,766,995
Prairie Acquiror LP, 9%, 8/01/2029 (n)		5,070,000	5,109,090
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		2,303,000	2,339,926
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		5,645,000	5,328,969
Sunoco LP, 7.25%, 5/01/2032 (n)		6,731,000	6,980,148
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		9,348,000	9,088,450
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		4,019,000	4,004,364
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		3,398,000	3,420,036
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		2,726,000	2,496,539
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		4,765,000	4,280,653
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		4,929,000	4,894,861
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,176,985
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		2,765,000	2,604,629
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		8,844,000	8,528,410
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		6,961,000	5,983,222
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		1,973,000	2,024,116
			$120,245,327
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$2,635,000	$1,943,370
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		6,806,000	6,834,558
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,007,000	7,092,429
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	1,568,000	1,814,100
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		2,469,000	2,982,459
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$2,256,000	2,309,510
			$22,976,426
Oil Services – 0.7%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$6,544,000	$4,438,389
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		6,557,000	6,620,544
Valaris Ltd., 8.375%, 4/30/2030 (n)		2,786,000	2,610,449
			$13,669,382
Pharmaceuticals – 1.0%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$4,447,000	$4,354,387
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		4,314,000	3,503,615
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,314,000	1,354,604
Grifols S.A., 3.875%, 10/15/2028	EUR	2,940,000	3,122,418
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$6,602,000	6,226,799
			$18,561,823

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$4,988,000	$4,751,365
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		1,775,000	1,845,114
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		3,677,000	3,774,544
			$10,371,023
Precious Metals & Minerals – 1.1%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$2,239,000	$2,124,051
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		6,705,000	6,609,147
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		6,204,000	6,145,793
New Gold, Inc., 6.875%, 4/01/2032 (n)		4,499,000	4,601,402
			$19,480,393
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$2,202,000	$1,945,492
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		3,936,000	3,998,909
			$5,944,401
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$5,528,000	$5,175,137
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,468,000	9,730,245
XHR LP, REIT, 4.875%, 6/01/2029 (n)		6,994,000	6,574,083
			$21,479,465
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$4,564,000	$4,636,180
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		3,919,000	3,566,417
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		6,150,000	5,380,683
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		2,801,000	2,791,729
			$16,375,009
Retailers – 2.2%
Hanesbrands, Inc., 9%, 2/15/2031 (n)		$2,255,000	$2,336,170
L Brands, Inc., 6.625%, 10/01/2030 (n)		7,303,000	7,431,577
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		5,480,000	5,196,744
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		3,921,000	3,615,449
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	3,305,000	3,076,876
Parkland Corp., 4.625%, 5/01/2030 (n)		$10,124,000	9,528,947
Parkland Corp., 6.625%, 8/15/2032 (n)		1,109,000	1,103,892
Penske Automotive Group Co., 3.75%, 6/15/2029		7,343,000	6,807,824
Saks Global Enterprises, 11%, 12/15/2029 (n)		2,809,000	1,703,763
			$40,801,242
Specialty Stores – 1.2%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$1,906,905	$1,960,386
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		7,271,458	8,184,423
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		3,236,000	1,686,217
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		3,524,000	1,211,094
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		9,020,000	8,401,008
			$21,443,128
Supermarkets – 1.0%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$11,248,000	$11,411,624
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		7,672,000	7,848,464
			$19,260,088
Telecommunications - Wireless – 1.2%
Altice France S.A., 5.5%, 1/15/2028 (n)		$7,425,000	$6,147,119
Altice France S.A., 5.125%, 7/15/2029 (n)		1,913,000	1,560,785
SBA Communications Corp., 3.125%, 2/01/2029		8,834,000	8,184,475

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	597,000	$714,523
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$5,532,000	5,882,839
			$22,489,741
Telephone Services – 0.6%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$3,385,454	$3,783,245
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		3,667,575	2,892,616
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		4,541,000	4,154,243
			$10,830,104
Tobacco – 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$4,541,000	$4,718,839
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	4,875,000	$5,460,514
Utilities - Electric Power – 3.1%
Calpine Corp., 4.5%, 2/15/2028 (n)		$6,433,000	$6,292,035
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		12,629,000	11,243,262
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		2,316,000	2,008,470
PG&E Corp., 5.25%, 7/01/2030		9,611,000	9,260,020
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		2,820,000	2,737,628
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		2,082,000	2,035,596
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		9,577,000	9,328,010
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		4,218,000	3,975,574
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		3,689,000	3,487,716
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		5,104,000	5,051,349
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,400,000	1,405,139
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		1,328,000	1,325,203
			$58,150,002
Total Bonds			$1,755,864,768
Common Stocks – 0.2%
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,250	$888,128
Telecom Services – 0.1%
Intelsat Emergence S.A. (a)		57,908	$2,287,366
Total Common Stocks			$3,175,494
First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP	N/A	62,563	$28,765

Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.36% (v)	74,365,298	$74,365,298

Other Assets, Less Liabilities – 0.8%		15,203,018
Net Assets – 100.0%		$1,848,637,343
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $74,365,298 and $1,759,069,027, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,583,025,636, representing 85.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	6,072,657	EUR	5,351,818	Barclays Bank PLC	7/18/2025	$(20,204)
USD	8,180,964	EUR	7,210,884	JPMorgan Chase Bank N.A.	7/18/2025	(28,381)
USD	11,336,590	EUR	9,982,615	State Street Corp.	7/18/2025	(28,279)
						$(76,864)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$2,287,366	$—	$2,287,366
United States	—	—	888,128	888,128
United Kingdom	—	28,765	—	28,765
U.S. Corporate Bonds	—	1,486,137,406	—	1,486,137,406
Commercial Mortgage-Backed Securities	—	398	—	398
Foreign Bonds	—	269,726,964	—	269,726,964
Investment Companies	74,365,298	—	—	74,365,298
Total	$74,365,298	$1,758,180,899	$888,128	$1,833,434,325
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(76,864)	$—	$(76,864)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/25	$739,603
Change in unrealized appreciation or depreciation	148,525
Balance as of 4/30/25	$888,128
At April 30, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,137,172	$123,365,274	$115,120,079	$(4,167)	$(12,902)	$74,365,298
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$774,445	$—